RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Jul. 15, 2024	Oct. 25, 2023	Feb. 28, 2023	Aug. 31, 2022	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Settlement of liabilities on behalf of entity by related party transactions					$ 350,802	$ 35,347
Borrowings					2,700,000
Issued capital [member]
IfrsStatementLineItems [Line Items]
Accrued interest	$ 750,000
Convertible loan note conversion	500,000	2,100,000
Tiziana Life Sciences Ltd. [member]
IfrsStatementLineItems [Line Items]
Amounts payable related party transaction					428,020	75,267
Tiziana Life Sciences Ltd. [member] | Shortterm credit facility [member]
IfrsStatementLineItems [Line Items]
Maximum borrowing capacity amount				$ 2,000,000
Description of borrowing interest rates				The loan was available for a period of 6 months upon first draw-down and carried an interest rate of 16% per annum, with additional default interest of 4% if the loan was not repaid after the 6-month period.
Interest rate				16.00%
Tiziana Life Sciences Ltd. [member] | Additional Shortterm Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Maximum borrowing capacity amount			$ 500,000
Additional interest rate				4.00%
Borrowings		$ 2,000,000
Accrued interest		$ 1,150,000
Tiziana Life Sciences Ltd. [member] | Service agreement [member]
IfrsStatementLineItems [Line Items]
Service received related party transaction					142,170	139,963
Amounts payable related party transaction					431,305	$ 297,870
John Brancaccio [Member]
IfrsStatementLineItems [Line Items]
Directors fees					53,760
Bernard Denoyer [Member]
IfrsStatementLineItems [Line Items]
Directors fees					53,760
Gary Jacobs [Member]
IfrsStatementLineItems [Line Items]
Directors fees					43,750
Willy Simon [Member]
IfrsStatementLineItems [Line Items]
Directors fees					57,189
Gabriele Cerrone [Member]
IfrsStatementLineItems [Line Items]
Directors fees					$ 193,441